As filed with the Securities and Exchange Commission on May 25, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2010

Date of reporting period:  March 31, 2010

Item 1. Schedules of Investments.

Davidson Multi-Cap Core Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Shares	COMMON STOCKS - 98.16%	Value
	Aerospace Product and Parts Manufacturing - 2.09%
6,500	United Technologies Corp.	$478,465
	Agencies, Brokerages, and Other Insurance Related Activities - 2.39%
18,745	Principal Financial Group, Inc.	547,541
	Basic Chemical Manufacturing - 1.52%
4,195	Praxair, Inc.	348,185
	Beverage Manufacturing - 1.91%
6,605	PepsiCo, Inc.	436,987
	Communications Equipment Manufacturing - 4.39%
21,145	Cisco Systems, Inc. (a)	550,404
10,830	QUALCOMM, Inc.	454,752
		1,005,156
	Computer and Peripheral Equipment Manufacturing - 4.62%
2,365	Apple, Inc. (a)	555,609
3,910	International Business Machines Corp.	501,458
		1,057,067
	Couriers and Express Delivery Services - 1.90%
4,655	FedEx Corp.	434,777
	Data Processing, Hosting, and Related Services - 1.76%
7,925	Fiserv, Inc. (a)	402,273
	Depository Credit Intermediation - 8.24%
11,875	JPMorgan Chase & Co.	531,406
10,275	State Street Corp.	463,813
26,605	TCF Financial Corp.	424,084
15,005	Wells Fargo & Co.	466,956
		1,886,259
	Electric Lighting Equipment Manufacturing - 2.22%
10,585	Cooper Industries PLC (b)	507,445
	Electric Power Generation, Transmission and Distribution - 1.72%
12,990	Black Hills Corp.	394,246
	Electronics and Appliance Stores - 1.96%
10,535	Best Buy Co., Inc.	448,159
	Engine, Turbine, and Power Transmission Equipment Manufacturing - 1.66%
20,810	General Electric Co.	378,742
	Grain and Oilseed Milling - 1.64%
12,970	Archer-Daniels-Midland Co.	374,833
	Health and Personal Care Stores - 3.68%
7,165	Medco Health Solutions, Inc. (a)	462,572
10,240	Walgreen Co.	379,802
		842,374
	Insurance Carriers - 2.19%
10,545	StanCorp Financial Group, Inc.	502,258
	Jewelry, Luggage, and Leather Goods Stores - 1.76%
7,315	Blue Nile, Inc. (a)	402,471
	Medical and Diagnostic Laboratories - 1.76%
5,320	Laboratory Corporation of America Holdings (a)	402,777
	Medical Equipment and Supplies Manufacturing - 3.86%
5,425	3M Co.	453,367
5,475	Becton, Dickinson & Co.	431,047
		884,414
	Natural Gas Distribution - 1.51%
6,905	Sempra Energy	344,560
	Newspaper, Periodical, Book, and Directory Publishers - 1.72%
11,055	McGraw-Hill Companies, Inc.	394,111
	Office Furniture (including Fixtures) Manufacturing - 1.76%
22,355	Herman Miller, Inc.	403,731
	Oil and Gas Extraction - 6.75%
9,095	Baker Hughes, Inc.	426,010
5,460	Devon Energy Corp.	351,788
12,175	Marathon Oil Corp.	385,217
4,431	Transocean Ltd. (a)(b)	382,750
		1,545,765
	Other Electrical Equipment and Component Manufacturing - 1.94%
7,070	Energizer Holdings, Inc. (a)	443,713
	Other General Merchandise Stores - 1.39%
5,320	Costco Wholesale Corp.	317,657
	Other Information Services - 2.09%
845	Google, Inc. - Class A (a)	479,123
	Other Investment Pools and Funds - 1.50%
22,305	Redwood Trust, Inc.	343,943
	Other Telecommunications - 1.89%
10,365	NII Holdings, Inc. (a)	431,806
	Petroleum and Coal Products Manufacturing - 3.19%
5,290	Exxon Mobil Corp.	354,324
27,815	Frontier Oil Corp.	375,503
		729,827
	Pharmaceutical and Medicine Manufacturing - 5.18%
7,200	Amgen, Inc. (a)	430,272
6,375	Genzyme Corp. (a)	330,416
9,330	Gilead Sciences, Inc. (a)	424,329
		1,185,017
	Residential Building Construction - 1.61%
29,285	D.R. Horton, Inc.	368,991
	Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 1.78%
10,940	E.I. du pont de Nemours & Co.	407,406
	Scientific Research and Development Services - 1.85%
17,825	Pharmaceutical Product Development, Inc.	423,344
	Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 3.10%
5,220	Church & Dwight Co., Inc.	349,479
5,555	Estee Lauder Companies, Inc. - Class A	360,353
		709,832
	Software Publishers - 6.07%
34,555	Ariba, Inc. (a)	444,032
14,315	Intuit (a)	491,577
13,785	MICRO Syetems, Inc. (a)	453,251
		1,388,860
	Wired Telecommunications Carriers - 3.56%
8,610	Time Warner Cable, Inc.	458,999
11,495	Verizon Communications, Inc.	356,575
		815,574

	TOTAL COMMON STOCKS (Cost $19,909,398)	22,467,689

Shares	SHORT-TERM INVESTMENTS - 2.53%	Value
578,151	Fidelity Institutional Government Portfolio - Class I, 0.04% (c)	578,151
	TOTAL-SHORT TERM INVESTMENTS (Cost $578,151)	578,151

	TOTAL INVESTMENTS IN SECURITIES (Cost $20,487,549) - 100.69%	23,045,840
	Liabilities in Excess of Other Assets - (0.69)%	(156,893)
	NET ASSETS - 100.00%	$22,888,947

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) Rate shown is the 7-day yield as of March 31, 2010.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$ 20,498,058

Gross unrealized appreciation	$ 3,255,549
Gross unrealized depreciation	(707,767)
Net unrealized appreciation	$ 2,547,782

* Because tax adjustments are calculated annually the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at March 31, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.   These standards require additional disclosures about the various  inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Construction	$368,991	$—	$—	$368,991
Finance and Insurance	3,280,002	—	—	3,280,002
Healthcare and Social Assistance	402,777	—	—	402,777
Information	3,911,747	—	—	3,911,747
Manufacturing	9,776,829	—	—	9,776,829
Mining	1,119,755	—	—	1,119,755
Professional, Scientific, and Technical Services	423,344	—	—	423,344
Retail Trade	2,010,661	—	—	2,010,661
Transportation and Warehousing	434,777	—	—	434,777
Utilities	738,806	—	—	738,806
Total Equity	22,467,689	—	—	22,467,689
Short-Term Investments	578,151	—	—	578,151
Total Investments in Securities	$23,045,840	$—	$—	$23,045,840

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Douglas G. Hess
           Douglas G. Hess, President

Date      5/20/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Douglas G. Hess
           Douglas G. Hess, President

Date     5/20/2010

By (Signature and Title)*     /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date     5/20/2010

* Print the name and title of each signing officer under his or her signature.